INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2024
Information About Geographic Areas [Abstract]
INFORMATION ABOUT GEOGRAPHIC AREAS
21. INFORMATION ABOUT GEOGRAPHIC AREAS
Our operations are primarily within the United States, including Puerto Rico, Canada, and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin.
The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2024	2023	2022
Revenues:
United States	$6,860,648	$6,540,646	$6,578,897
Canada	355,797	374,659	389,119
Latin America and the Caribbean	401,872	368,462	306,328

Total revenues	$7,618,317	$7,283,767	$7,274,344

Revenues are attributed to countries based on the location of the store from which the sale occurred. See Note 3 for our disaggregated revenues by major product line.

December 31,	2024	2023
Long-Lived Assets:
United States	$1,222,171	$1,150,736
Canada	155,897	167,314
Latin America and the Caribbean	21,474	19,201

Total long-lived assets	$1,399,542	$1,337,251

Long-lived assets consist primarily of goodwill and intangible assets, operating lease ROU assets, our investment in an unconsolidated entity, and property and equipment.